Consolidated Statements of Members' Equity (FY) - USD ($) $ in Thousands	Redeemable Preferred Interest in Subsidiary [Member] OneWater LLC [Member]	Redeemable Preferred Interest in Subsidiary [Member] OneWater LLC [Member] Cash Distribution [Member]	Members Equity Common Interest [Member] OneWater LLC [Member]	Members Equity Common Interest [Member] OneWater LLC [Member] Cash Distribution [Member]	Members Equity Non-controlling Interest in Subsidiary [Member] OneWater LLC [Member]	Members Equity Non-controlling Interest in Subsidiary [Member] OneWater LLC [Member] Cash Distribution [Member]	Members Equity [Member]	Members Equity [Member] OneWater LLC [Member]	Members Equity [Member] OneWater LLC [Member] Cash Distribution [Member]	Total	OneWater LLC [Member]
Beginning balance at Sep. 30, 2016	$ 0		$ 84,086		$ 0			$ 84,086
Increase (Decrease) in Temporary Equity [Roll Forward]
Non-controlling interest in subsidiary	0		0		1,750			1,750
Net (loss) income	0		(4,272)		13			(4,259)
Distributions to members		$ 0		$ (47,202)		$ 0			$ (47,202)
Issuance of redeemable preferred interest in subsidiary, net of issuance costs of $2.1 million	64,963		0		0			0
Accumulated unpaid preferred returns	6,175		(6,175)		0			(6,175)
Accretion of redeemable preferred and issuance costs	557		(557)		0			(557)
Equity-based compensation	0		432		0			432
Ending balance at Sep. 30, 2017	71,695		26,312		1,763			28,075
Increase (Decrease) in Temporary Equity [Roll Forward]
Non-controlling interest in subsidiary	0		0		2,500			2,500
Net (loss) income	0		1,116		830			1,946
Distributions to members		0		(3,256)		0			(3,256)
Accumulated unpaid preferred returns	7,737		(7,737)		0			(7,737)
Preferred issuance costs	(93)		0		0			0
Accretion of redeemable preferred and issuance costs	626		(626)		0			(626)
Equity-based compensation	0		154		0			154
Ending balance at Sep. 30, 2018	79,965		15,963		5,093			21,056		$ 79,965	$ 79,965
Increase (Decrease) in Temporary Equity [Roll Forward]
Distributions to members										(823)
Accumulated unpaid preferred returns										2,057
Accretion of redeemable preferred and issuance costs										157
Equity-based compensation							$ 39			39
Ending balance at Dec. 31, 2018										81,356
Beginning balance at Sep. 30, 2018	79,965		15,963		5,093			21,056		79,965	79,965
Increase (Decrease) in Temporary Equity [Roll Forward]
Net (loss) income	0		35,657		1,606			37,263
Distributions to members		$ (3,364)		$ (10,587)		$ (500)			$ (11,087)
Accumulated unpaid preferred returns	8,768		(8,768)		0			(8,768)
Accretion of redeemable preferred and issuance costs	649		(649)		0			(649)
Equity-based compensation	0		154		0			154
Ending balance at Sep. 30, 2019	86,018		31,770		6,199			37,969		86,018	86,018
Beginning balance at Dec. 31, 2018										81,356
Increase (Decrease) in Temporary Equity [Roll Forward]
Accumulated unpaid preferred returns										2,108
Accretion of redeemable preferred and issuance costs										156
Equity-based compensation							38			38
Ending balance at Mar. 31, 2019										83,620
Increase (Decrease) in Temporary Equity [Roll Forward]
Distributions to members										(1,708)
Accumulated unpaid preferred returns										2,161
Accretion of redeemable preferred and issuance costs										157
Equity-based compensation							39			39
Ending balance at Jun. 30, 2019										84,230
Beginning balance at Sep. 30, 2019	$ 86,018		$ 31,770		$ 6,199			$ 37,969		86,018	$ 86,018
Increase (Decrease) in Temporary Equity [Roll Forward]
Distributions to members										(1,310)
Accumulated unpaid preferred returns										2,183
Accretion of redeemable preferred and issuance costs										162
Equity-based compensation							39			39
Ending balance at Dec. 31, 2019										87,053
Beginning balance at Mar. 31, 2020										0
Increase (Decrease) in Temporary Equity [Roll Forward]
Equity-based compensation							$ 0			780
Ending balance at Jun. 30, 2020										$ 0